Intangible Assets (Details) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Finite-Lived Intangible Assets [Line Items]
Balance as of January 1, 2013		128,810
Amortization of intangible assets	(2,061)	(12,648)	(12,648)
Balance as of June 30, 2013	$ 18,927	116,162